DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)	12 Months Ended						12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2011 CNY	Mar. 31, 2014 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2013 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2012 Net revenues Customer concentration risk Chinese government controlled entities CNY	Mar. 31, 2014 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2013 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2012 Net revenues Customer concentration risk China Banking Association CNY	Mar. 31, 2014 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2013 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2012 Net revenues Customer concentration risk Securities Association of China CNY	Mar. 31, 2014 Net revenues Customer concentration risk The Chinese Institute of Certified Public Accountants CNY	Mar. 31, 2013 Net revenues Customer concentration risk The Chinese Institute of Certified Public Accountants CNY	Mar. 31, 2014 Accounts receivable, net Credit concentration risk, customers or financial institutions China Banking Association CNY	Mar. 31, 2014 Accounts receivable, net Credit concentration risk, customers or financial institutions Securities Association of China CNY	Mar. 31, 2013 Accounts receivable, net Credit concentration risk, customers or financial institutions Securities Association of China CNY	Mar. 31, 2014 Accounts receivable, net Credit concentration risk, customers or financial institutions China Customs Education and Training Center CNY	Mar. 31, 2013 Accounts receivable, net Credit concentration risk, customers or financial institutions China Customs Education and Training Center CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC Denominated in Renminbi ("RMB") CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions PRC Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in Renminbi ("RMB") CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in Hong Kong Dollar CNY	Mar. 31, 2014 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY	Mar. 31, 2013 Balances held at financial institutions Credit concentration risk, customers or financial institutions HKSAR Denominated in United Stated Dollars ("USD") CNY
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Period in which PRC government pursuing economic reform policies	30 years	30 years
Significant Concentrations and Risks
Service fees							250,300,000	246,900,000	240,700,000
Net revenue	61,879,605	384,668,378	366,675,495	352,085,560						67,516,046	60,573,979	36,971,719	64,057,268	84,244,267	131,404,013	61,654,948	54,255,662
Percentage of concentration of risk							65.10%	67.30%	68.40%	17.60%	16.50%	10.50%	16.70%	23.00%	37.30%	16.00%	14.80%	11.40%	25.60%	38.40%	10.90%	15.50%
Accounts receivable, net	10,995,604	68,353,075	51,114,718															7,779,899	17,481,156	19,643,518	7,482,981	7,927,308
Cash and cash equivalents balances	$ 50,181,311	311,947,098	290,029,715	257,167,696	$ 46,655,575	268,058,194																	311,947,098	290,029,715	298,016,426	248,285,079	291,498,542	248,284,360	6,517,884	719	13,930,672	41,744,636	12,052,519	16,662,994	307,363	3,172,392	1,570,790	21,909,250